Condensed Financial Information of Registrant (SMFG) - Condensed Statement of Financial Position (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Assets:
Deposits with SMBC	¥ 72,311,473	¥ 61,626,567
Loans to SMBC	97,714,938	94,671,818
Other assets	4,945,631	4,272,630
Current tax assets	33,376	161,729
Total assets	235,024,987	212,158,463
Liabilities and equity:
Debt securities in issue	11,228,600	10,985,048
Other liabilities	8,777,502	7,601,355
Total liabilities	222,748,837	201,223,585
Other equity instruments holders' equity	648,536	684,476
Total equity	12,276,150	10,934,878	¥ 11,773,446
Total equity and liabilities	235,024,987	212,158,463
Sumitomo mitsui banking corporation [member]
Liabilities and equity:
Debt securities in issue	2,085,352	2,568,922
Other subsidiaries [member]
Liabilities and equity:
Debt securities in issue	2,253,517	2,106,011
SMFG [member]
Liabilities and equity:
Debt securities in issue	6,889,731	6,310,115
SMFG [member] | Non Consolidated [member]
Assets:
Investments in other subsidiaries, associates and joint ventures	1,785,519	1,733,095
Other assets	207,701	136,040
Current tax assets	4,380	127,542
Total assets	15,029,271	14,230,283
Liabilities and equity:
Long-term borrowings	249,060	231,276
Debt securities in issue	6,778,540	6,013,305
Other liabilities	66,090	85,580
Total liabilities	8,377,305	7,564,276
Shareholders' equity	6,002,211	5,985,688
Other equity instruments holders' equity	649,755	680,319
Total equity	6,651,966	6,666,007
Total equity and liabilities	15,029,271	14,230,283
SMFG [member] | Sumitomo mitsui banking corporation [member]
Assets:
Deposits with SMBC	221,993	174,641
Investments in SMBC	4,613,790	4,613,790
Loans to SMBC	8,195,888	7,445,175
Liabilities and equity:
Short-term borrowings from SMBC	1,278,030	1,228,030
SMFG [member] | Other subsidiaries [member] | Non Consolidated [member]
Liabilities and equity:
Debt securities in issue	¥ 5,585	¥ 6,085